STOCKHOLDERS' EQUITY (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Equity [Abstract]
Restricted Stock Granted, Grant date Price	$ 0.049
Restricted Stock Granted, Number Granted | shares	20,495,000
Restricted Stock Granted, Weighted Average Fair Value per Share	$ 0.049
Restricted Stock Vested, Number Vested | shares	5,123,750
Restricted Stock Vested, Weighted Average Fair Value per Share	$ 0.049